Income Tax Expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
France [Member]
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Line items]
Percentage of distributed income	3.00%	3.00%	3.00%
Other items change in the taxation of dividends in France			€ 161
United States [Member]
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Line items]
Tax reform	€ 1,193
Tax reform estimated cost of remitting profits back payable period	8 years
Tax reform estimated cost of remitting profits back payable	€ 1,084
Tax reform future expense	€ 109